Segment Reporting - Summary of Revenue Concentration by Customer (Details) - Customer Concentration Risk - Revenues	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A | Global Seating
Segment Reporting Information [Line Items]
Percent of net revenues	13.00%	13.00%	13.00%
Customer B | Trim Systems & Components
Segment Reporting Information [Line Items]
Percent of net revenues	11.00%	10.00%	16.00%